Note Stock-based compensation (Summary of restricted stock activity under the incentive plan for members of the Board of Directors) (Detail) - Restricted Stock Units (RSUs) - Directors - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Beginning Balance	0	0	0
Granted	22,119	23,135	20,930
Vested	(22,119)	(23,135)	(20,930)
Forfeited	0	0	0
Ending Balance	0	0	0
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Additional Disclosures Abstract
Non-vested at beginning of period	$ 0	$ 0	$ 0
Granted	32.29	30.43	29.43
Vested	32.29	30.43	29.43
Forfeited	0	0	0
Non-vested at end of period	$ 0	$ 0	$ 0